Financial Assets and Liabilities Fair Value - Schedule of Inputs to Fair Value of Derivative Earnout Liability (Details)	Jun. 30, 2023
Dividend Yield
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Inputs to fair value of derivative earnout liability	0